UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/08

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Strategic Municipals, Inc.

Protecting Your Privacy Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information.These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT.

The Fund collects a variety of nonpublic personal information, which may include:

  Information we receive from you, such as your name, address, and social security number.
  Information about your transactions with us, such as the purchase or sale of Fund shares.
  Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC

PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Statement of Investments
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
29	Financial Highlights
31	Notes to Financial Statements
38	Information About the Review and Approval
of the Fund’s Management Agreement
45	Officers and Directors
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus
Strategic Municipals, Inc.

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Municipals, Inc., covering the six-month period from October 1, 2007, through March 31, 2008.

The reporting period proved to be one of the more challenging periods for municipal bond investors in recent memory. The U.S. economy continues to sputter under the weight of a weakening housing market, and a credit crisis that originated in the U.S. sub-prime mortgage sector continues to disrupt other areas of the financial markets. The municipal bond markets have been further pressured by major bond insurers, which presently still face potential rating downgrades, making their ability to continue to do business unlikely.Particularly hard-hit were lower-rated municipal bonds and those carrying third-party insurance from such independent bond insurers.

The Federal Reserve Board and the U.S. government have adopted stimulative monetary and fiscal policies in an effort to boost market liquidity and the economy.While it is too early to tell how effective their actions will be, the time is right to position your portfolio for the investment challenges and opportunities that may arise.As always, we encourage you to stay in close contact with your financial advisor, who can help you maintain a disciplined approach and a long-term perspective, which historically have been key to investment success over the long run.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2007, through March 31, 2008, as provided by W. Michael Petty, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended March 31, 2008, Dreyfus Strategic Municipals achieved a total return of –2.38% (on a net asset value basis).1 During the same period, the fund provided income dividends of $0.252 per share, which is equal to a distribution rate of 5.92% .2

Municipal bonds suffered along with many other asset classes as a fixed-income credit crisis and U.S. economic slowdown intensified during the reporting period.While the fund’s performance was affected by these challenging market conditions, a defensive investment posture, including a relatively short average duration, helped protect it from the full brunt of market volatility.

The Fund’s Investment Approach

The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in municipal obligations. Generally, the fund invests at least 50% of its net assets in municipal bonds considered investment grade or the unrated equivalent as determined by Dreyfus in the case of bonds, and in the two highest-rating categories or the unrated equivalent as determined by Dreyfus in the case of short-term obligations having or deemed to have maturities of less than one year.

To this end, we have constructed a portfolio derived from seeking income opportunities through analysis of each bond’s structure, including paying close attention to each bond’s yield, maturity and early redemption features.

Over time, many of the fund’s relatively higher-yielding bonds mature or are redeemed by their issuers, and we generally attempt to replace those bonds, as opportunities arise, with investments consistent with the fund’s investment policies.When we believe an opportunity exists,

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

we also may seek to upgrade the portfolio’s investments with newly issued bonds that, in our opinion, have better structural or income characteristics than existing holdings.

Municipal Bonds Suffered in the Credit Crisis

The reporting period began amid a credit crisis originating in the sub-prime mortgage market, where an unexpectedly high number of homeowners defaulted on their loans.This development sent shock-waves throughout the financial markets as investors reassessed their attitudes toward risk. The sub-prime meltdown produced massive losses among bond insurers. Because many of these companies had written insurance on both mortgage-backed securities and municipal bonds, municipal bond investors responded negatively when insurers came under financial pressure.

The effects of the credit crisis were exacerbated by slower economic growth as declining housing prices, soaring energy costs and a softer job market put pressure on consumer spending. Aggressive reductions of short-term interest rates by the Federal Reserve Board and a fiscal stimulus package from Congress have not yet forestalled further economic deterioration.The economic slowdown also led to concerns that states and municipalities may soon face greater fiscal pressures.

Defensive Positioning Supported Fund Performance

In this turbulent market environment, we set the fund’s average duration — a measure of sensitivity to changing interest rates — in a position we considered shorter than industry averages, which helped protect the fund from heightened market volatility and enabled it to participate more fully in relative strength in the intermediate-term part of the market’s maturity range. While the fund invested in a number of bonds with third-party insurance, relatively few of its holdings carried insurance from the more troubled bond insurers. Finally, the fund benefited from a higher-than-usual cash balance, which we deployed into short-term tax-exempt instruments such as variable rate demand notes and auction-rate securities, which offered generous yields due to temporary supply-and-demand imbalances.

While the fund’s holdings of lower-rated, corporate-backed and tobacco-related municipal bonds were hurt by selling pressure during the “flight to quality” among investors, our bond selection strategy’s unwavering focus on credit research enabled the fund to avoid the full brunt of weakness affecting bonds issued by many economically sensitive companies.

On the other hand, the fund’s leveraging strategy was impacted during the latter part of the reporting period. The fund has issued preferred shares on which dividend rates are periodically reset through auctions. During the latter part of the reporting period, these auctions failed to attract enough bidders, and the rate paid to preferred shareholders was consequently reset based on a reference rate as provided in the fund’s initial public offering documents.The short-term rate paid to the preferred shareholders during the reporting period did not affect the dividends paid to the fund’s common shareholders.

Maintaining Caution in a Distressed Market

As of the reporting period’s end, the financial markets have remained unsettled, and economic conditions have continued to falter.Therefore, we currently intend to maintain a defensive investment posture.While we have begun to identify fundamentally sound municipal bonds that may have been punished too severely, we have held off on purchasing them until we see clearer signs that the worst of the downturn is behind us.

April 15, 2008

[1]	Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Market price per share, net asset value per share and investment return fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until
October 31, 2008, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	Distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the market price per share at the end of the period.

The Fund 5

STATEMENT OF INVESTMENTS
March 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—159.8%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—1.6%
Houston County Health Care
Authority, GO (Insured; AMBAC)	6.25	10/1/09	8,000,000 [a]	8,584,400
Alaska—.8%
Alaska Housing Finance
Corporation, General Mortgage
Revenue (Insured; MBIA)	6.00	6/1/49	4,000,000	4,053,000
Arizona—3.2%
Arizona Health Facilities Authority,
Health Care Facilities Revenue
(The Beatitudes Campus Project)	5.10	10/1/22	3,000,000	2,598,510
Maricopa County Pollution Control
Corporation, PCR (Public
Service Company of New Mexico
Palo Verde Project)	5.75	11/1/22	6,000,000	5,801,520
Navajo County Industrial
Development Authority, IDR
(Stone Container Corporation
Project)	7.40	4/1/26	1,585,000	1,584,889
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare)	5.80	12/1/11	6,000,000 [a]	6,695,940
Arkansas—.5%
Arkansas Development Finance
Authority, SFMR (Mortgage
Backed Securities Program)
(Collateralized: FNMA and GNMA)	6.25	1/1/32	2,420,000	2,493,471
California—13.3%
California,
GO	5.25	4/1/34	5,000	5,025
California,
GO (Various Purpose)	5.50	4/1/14	3,385,000 [a]	3,839,572
California,
GO (Various Purpose)
(Insured; AMBAC)	4.25	12/1/35	7,475,000	6,496,149
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	11/15/34	9,900,000	9,297,090

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Pollution Control
Financing Authority, SWDR
(Keller Canyon Landfill
Company Project)	6.88	11/1/27	2,000,000	1,999,880
California Public Works Board,
LR Department of General
Services (Butterfield State
Office Complex)	5.25	6/1/30	5,000,000	5,005,550
California Statewide Communities
Development Authority, Revenue
(Bentley School)	6.75	7/1/32	2,000,000	2,039,900
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds
(Insured; FGIC)	5.00	6/1/38	15,000,000 [b]	14,654,100
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.80	6/1/13	8,100,000 [a]	9,774,270
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.90	6/1/13	2,000,000 [a]	2,422,380
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	5,775,000	4,839,334
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	7,050,000	6,248,274
San Francisco Bay Area Rapid
Transit District, GO	5.00	8/1/32	3,000,000	3,029,460
Colorado—4.7%
Beacon Point Metropolitan
District, GO	6.25	12/1/35	2,000,000	1,702,740

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Colorado (continued)
Colorado Health Facilities
Authority, Revenue (American
Baptist Homes of the Midwest
Obligated Group)	5.90	8/1/37	3,000,000	2,638,230
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	6.60	8/1/32	1,645,000	1,756,301
Denver City and County,
Special Facilities Airport Revenue
(United Air Lines Project)	5.75	10/1/32	5,000,000	4,070,700
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/11	10,750,000 [a]	12,149,758
Southlands Metropolitan District
Number 1, GO	7.13	12/1/14	2,000,000 [a]	2,439,060
Florida—4.4%
Florida Housing Finance
Corporation, Housing Revenue
(Nelson Park Apartments)
(Insured; FSA)	6.40	3/1/40	5,000	5,091
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute Project)	6.25	9/1/27	3,500,000	3,376,030
Municipal Securities Trust
Certificates (Florida Housing
Finance Corporation, Housing
Revenue—Nelson Park
Apartments) (Insured; FSA)	6.40	3/1/40	12,375,000 [c,d]	12,599,359
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/09	45,000 [a]	48,025
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	1,955,000	1,996,954
Orlando,
Senior Tourist Development
Tax Revenue (6th Cent
Contract Payments)
(Insured; Assured Guaranty)	5.25	11/1/38	5,000,000	4,962,100

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Georgia—2.2%
Brooks County Development
Authority, Senior Health and
Housing Facilities Revenue
(Presbyterian Home, Quitman,
Inc.) (Collateralized; GNMA)	5.70	1/20/39	4,445,000	4,590,485
Fulton County Development
Authority, Revenue (Georgia
Tech North Avenue Apartments
Project) (Insured; XLCA)	5.00	6/1/32	2,500,000	2,424,775
Milledgeville-Baldwin County
Development Authority, Revenue
(Georgia College and State
Foundation)	6.00	9/1/13	2,090,000	2,403,730
Milledgeville-Baldwin County
Development Authority, Revenue
(Georgia College and State
Foundation)	6.00	9/1/14	2,000,000 [a]	2,335,100
Hawaii—.4%
Hawaii Department of
Transportation, Special
Facility Revenue (Caterair
International Corporation)	10.13	12/1/10	2,000,000	1,992,540
Idaho—.6%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	3,250,000	3,269,403
Illinois—10.8%
Chicago
(Insured; FGIC)	6.13	7/1/10	14,565,000 [a]	15,909,058
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.55	4/1/33	2,445,000	2,490,428
Chicago,
Wastewater Transmission
Revenue (Insured; MBIA)	6.00	1/1/10	3,000,000 [a]	3,219,900
Chicago O’Hare International
Airport, Special Facility Revenue
(American Airlines, Inc. Project)	5.50	12/1/30	5,000,000	3,370,700

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Illinois (continued)
Illinois Educational Facilities
Authority, Revenue
(Northwestern University)	5.00	12/1/38	5,000,000	4,953,150
Illinois Educational Facilities
Authority, Revenue (University
of Chicago) (Insured; MBIA)	5.13	7/1/08	5,000 [a]	5,092
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	4,020,000 [a]	4,391,810
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)	6.25	11/15/09	7,730,000 [a]	8,287,178
Illinois Health Facilities
Authority, Revenue (Swedish
American Hospital)	6.88	5/15/10	4,950,000 [a]	5,372,928
Lombard Public Facilities
Corporation, Conference Center
and Hotel First Tier Revenue	7.13	1/1/36	3,500,000	3,515,960
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion) (Insured; MBIA)	5.25	6/15/42	5,325,000	5,356,098
Indiana—2.2%
Franklin Township School Building
Corporation, First Mortgage Bonds	6.13	7/15/10	6,500,000 [a]	7,168,785
Petersburg,
SWDR (Indianapolis Power and
Light Company Project)	6.38	11/1/29	4,150,000	4,218,683
Kansas—6.1%
Kansas Development Finance
Authority, Health Facilities
Revenue (Sisters of Charity of
Leavenworth Health Services
Corporation)	6.25	12/1/28	3,000,000	3,158,400
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FHLMC,
FNMA and GNMA)	5.25	12/1/38	3,805,000	3,859,868

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Kansas (continued)
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized:
FNMA and GNMA)	6.30	12/1/32	3,950,000	4,013,556
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized:
FNMA and GNMA)	6.45	12/1/33	8,055,000	8,445,345
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized:
FNMA and GNMA)	5.70	12/1/35	2,210,000	2,300,964
Wichita,
Hospital Facilities
Improvement Revenue (Via
Christi Health System Inc.)	6.25	11/15/24	10,000,000	10,414,300
Kentucky—2.3%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	2,000,000	2,063,720
Kentucky Economic Development
Finance Authority, MFHR
(Christian Care Communities
Projects) (Collateralized; GNMA)	5.25	11/20/25	2,370,000	2,441,953
Kentucky Economic Development
Finance Authority, MFHR
(Christian Care Communities
Projects) (Collateralized; GNMA)	5.38	11/20/35	1,805,000	1,821,624
Ohio County,
PCR (Big Rivers Electric
Corporation Project)
(Insured; AMBAC)	12.00	10/1/22	6,000,000 [e]	6,000,000
Louisiana—1.7%
Lakeshore Villages Master
Community Development District,
Special Assessment Revenue	5.25	7/1/17	2,982,000	2,652,310

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Louisiana (continued)
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	5,000,000	4,794,650
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	1,405,000	1,405,787
Maine—.5%
Maine Housing Authority,
Mortgage Purchase	5.30	11/15/23	2,825,000	2,865,285
Maryland—1.9%
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential Revenue	5.75	9/1/37	2,430,000	2,526,422
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	4,500,000	3,871,035
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College
Park Project)	6.50	6/1/13	3,000,000 [a]	3,509,880
Massachusetts—2.6%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue)	9.00	12/15/12	1,700,000 [a]	2,061,981
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/11	4,815,000 [a]	5,324,812
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	185,000	189,717
Massachusetts Industrial Finance
Agency, RRR (Ogden
Haverhill Project)	5.60	12/1/19	6,000,000	5,985,780

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan—7.3%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,580,000	2,285,545
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	6,930,000	6,945,107
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.00	7/1/35	5,930,000	5,781,869
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.25	7/1/40	3,000,000	3,006,570
Michigan Hospital Finance
Authority, Revenue (Ascension
Health Credit Group)	6.13	11/15/09	5,000,000 [a]	5,366,350
Michigan Strategic Fund,
LOR (The Detroit Edison
Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32	3,000,000	2,914,860
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	12,900,000	12,208,173
Minnesota—6.7%
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.15	12/1/38	2,455,490	2,424,403
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	4,830,351	4,890,875
Duluth Economic Development
Authority, Health Care
Facilities Revenue (Saint
Luke’s Hospital)	7.25	6/15/32	5,000,000	5,176,500
North Oaks,
Senior Housing Revenue
(Presbyterian Homes of North
Oaks, Inc. Project)	6.25	10/1/47	5,265,000	5,163,701

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Minnesota (continued)
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/25	2,000,000	1,964,660
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	5,500,000	5,324,495
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	2,000,000	1,875,900
Saint Paul Port Authority,
Hotel Facility Revenue
(Radisson Kellogg Project)	7.38	8/1/08	3,000,000 [a]	3,144,840
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/26	5,000,000	5,140,850
Mississippi—3.6%
Clairborne County,
PCR (System Energy Resources,
Inc. Project)	6.20	2/1/26	4,545,000	4,572,406
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	14,310,000	14,106,226
Missouri—2.9%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,000,000	1,888,800
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.50	12/1/32	4,500,000	4,198,140
Missouri Development Finance
Board, Infrastructure
Facilities Revenue
(Independence, Crackerneck
Creek Project)	5.00	3/1/28	2,000,000	1,929,020

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Missouri (continued)
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony’s Medical Center)	6.25	12/1/10	6,750,000 [a]	7,459,763
Montana—.2%
Montana Board of Housing,
SFMR	6.45	6/1/29	1,200,000	1,237,212
Nevada—2.9%
Clark County,
IDR (Nevada Power
Company Project)	5.60	10/1/30	3,000,000	2,482,080
Washoe County,
GO Convention Center Revenue
(Reno-Sparks Convention
and Visitors Authority)
(Insured; FSA)	6.40	1/1/10	12,000,000 [a]	12,846,120
New Hampshire—2.7%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire)
(Insured; AMBAC)	6.00	5/1/21	7,000,000	7,148,680
New Hampshire Health and
Educational Facilities Authority,
Revenue (Exeter Project)	6.00	10/1/24	1,000,000	1,045,890
New Hampshire Health and
Educational Facilities Authority,
Revenue (Exeter Project)	5.75	10/1/31	1,000,000	1,009,370
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,000,000	5,063,300
New Jersey—3.2%
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.75	6/15/34	5,500,000	5,249,200
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Insured; AMBAC)	5.00	9/1/37	2,235,000	2,243,225

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/29	3,000,000	2,653,650
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	5,640,000 [a]	6,717,973
New Mexico—1.3%
Farmington,
PCR (Tucson Electric Power
Company San Juan Project)	6.95	10/1/20	4,000,000	4,039,520
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	7.00	9/1/31	1,120,000	1,138,491
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	1,365,000	1,435,379
New York—4.6%
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade
Center Project)	6.25	3/1/15	3,275,000	3,312,663
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	2,800,000	2,943,780
Port Authority of New York and New
Jersey (Consolidated Bonds,
147th Series)	4.75	4/15/37	8,000,000	7,198,640
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Insured; AMBAC)	5.25	6/1/21	5,000,000	5,124,500

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Triborough Bridge and Tunnel
Authority, Revenue	5.25	11/15/30	5,220,000	5,303,416
North Carolina—2.1%
Gaston County Industrial
Facilities and Pollution Control
Financing Authority, Exempt
Facilities Revenue (National
Gypsum Company Project)	5.75	8/1/35	3,000,000	2,496,180
North Carolina Housing Finance
Agency, Home Ownership Revenue	5.88	7/1/31	3,485,000	3,487,196
University of North Carolina Board
of Governors of the University
of North Carolina at Chapel
Hill, General Revenue	5.00	12/1/34	5,000,000	5,021,800
North Dakota—.2%
North Dakota Housing Finance
Agency, Home Mortgage Revenue
(Housing Finance Program)	6.15	7/1/31	765,000	787,483
Ohio—10.9%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	25,500,000	24,735,000
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO—Unlimited Tax) (Insured; MBIA)	0.00	12/1/29	3,955,000	1,206,354
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO—Unlimited Tax)
(Insured; MBIA)	0.00	12/1/31	3,955,000	1,080,110
Cleveland State University,
General Receipts (Insured; FGIC)	5.00	6/1/34	4,650,000	4,536,958
Cuyahoga County,
Revenue	6.00	1/1/32	750,000	770,160
Ohio,
SWDR (USG Corporation Project)	5.60	8/1/32	7,555,000	6,600,048

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Ohio Air Quality Development
Authority, PCR (FirstEnergy
Generation Corporation
Project) (Insured; AMBAC)	10.24	8/1/20	12,000,000 [e]	12,000,000
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	3,000,000	2,598,600
Toledo Lucas County Port
Authority, Airport Revenue
(Baxter Global Project)	6.25	11/1/13	3,700,000	3,664,665
Oklahoma—2.8%
Oklahoma Housing Finance Agency,
SFMR (Homeownership Loan
Program)	7.55	9/1/28	1,005,000	1,023,603
Oklahoma Housing Finance Agency,
SFMR (Homeownership Loan
Program) (Collateralized: FNMA
and GNMA)	7.55	9/1/27	735,000	759,321
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured; MBIA)	5.75	8/15/09	5,160,000 [a]	5,482,139
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured; MBIA)	5.75	8/15/09	7,070,000 [a]	7,511,380
Pennsylvania—4.8%
Dauphin County General Authority,
Health System Revenue
(Pinnacle Health System
Project) (Insured; FSA)	7.87	8/15/34	12,000,000 [e]	12,000,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Reliant
Energy Seward, LLC Project)	6.75	12/1/36	2,500,000	2,505,050
Pennsylvania Economic Development
Financing Authority, SWDR (USG
Corporation Project)	6.00	6/1/31	9,310,000	8,614,357

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Philadelphia Authority for
Industrial Development,
Revenue (Please Touch
Museum Project)	5.25	9/1/31	2,500,000	2,293,550
South Carolina—4.3%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/12	5,000 [a]	5,625
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/12	20,020,000 [a,c,d]	22,522,700
Tennessee—3.5%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/12	5,000,000 [a]	6,011,050
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/12	3,000,000 [a]	3,606,630
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis
Redbirds Baseball
Foundation Project)	6.50	9/1/28	10,000,000	8,929,000
Texas—18.3%
Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue	6.70	1/1/11	4,000,000 [a]	4,417,200
Cities of Dallas and Fort Worth,
Dallas/Fort Worth International
Airport, Facility Improvement
Corporation Revenue
(American Airlines, Inc.)	6.38	5/1/35	10,630,000	7,646,478

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Revenue
(Insured; MBIA)	6.25	11/1/28	3,000,000 [b]	3,003,360
Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (Microgy
Holdings Project)	7.00	12/1/36	6,000,000	5,270,880
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann
Healthcare System)	6.38	6/1/11	8,500,000 [a]	9,503,680
Houston,
Airport System Special Facilities
Revenue (Continental Airlines, Inc.
Terminal E Project)	6.75	7/1/29	5,125,000	4,861,882
Houston,
Airport System Special Facilities
Revenue (Continental Airlines, Inc.
Terminal E Project)	7.00	7/1/29	3,800,000	3,707,242
North Texas Tollway Authority,
System Revenue	5.75	1/1/40	20,000,000 [b]	20,057,200
Sabine River Authority, PCR
(TXU Electric Company Project)	6.45	6/1/21	11,300,000	10,400,633
Sam Rayburn Municipal Power
Agency, Power Supply
System Revenue	5.75	10/1/21	6,000,000	6,230,220
Texas Affordable Housing
Corporation, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	5.85	4/1/41	6,995,000	7,302,360
Texas Department of Housing and
Community Affairs, Home Mortgage
Revenue (Collateralized: FHLMC,
FNMA and GNMA)	9.79	7/2/24	900,000 [f]	969,309

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	7,100,000	7,331,673
Tyler Health Facilities
Development Corporation, HR,
Refunding and Improvement
Bonds (East Texas Medical
Center Regional Healthcare
System Project)	5.25	11/1/32	5,500,000	4,709,375
Vermont—.2%
Vermont Housing Finance Agency,
SFHR (Insured; FSA)	6.40	11/1/30	910,000	923,914
Virginia—2.3%
Greater Richmond Convention Center
Authority, Hotel Tax Revenue
(Convention Center
Expansion Project)	6.25	6/15/10	10,500,000 [a]	11,479,230
Pittsylvania County Industrial
Development Authority,
Exempt Facility Revenue
(Multitrade of Pittsylvania
County, L.P. Project)	7.65	1/1/10	400,000	420,824
Washington—3.7%
Seattle,
Water System Revenue
(Insured; FGIC)	6.00	7/1/09	10,000,000 [a]	10,625,300
Washington Health Care Facilities
Authority, Revenue (Kadlec
Medical Center) (Insured;
Assured Guaranty)	5.00	12/1/30	2,000,000	1,960,000
Washington Higher Education
Facilities Authority, Revenue
(Seattle University Project)
(Insured; AMBAC)	5.25	11/1/37	6,730,000	6,825,835

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

West Virginia—1.3%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	5,000,000	4,666,700
West Virginia Water Development
Authority, Water Development
Revenue (Insured; AMBAC)	6.38	7/1/39	2,250,000	2,298,848
Wisconsin—8.0%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	11,680,000 [c,d]	11,723,391
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	22,995,000	23,591,030
Madison,
IDR (Madison Gas and Electric
Company Projects)	5.88	10/1/34	2,390,000	2,436,462
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000	4,093,640
Wyoming—.8%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	4,500,000	4,086,720
U.S. Related—1.4%
Guam Housing Corporation,
SFMR (Guaranteed
Mortgage-Backed Securities
Program) (Collateralized; FHLMC)	5.75	9/1/31	965,000	970,896
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	6.00	7/1/10	6,000,000 [a]	6,538,740
Total Long-Term Municipal Investments
(cost $834,650,092)				838,454,377

Short-Term Municipal	Coupon	Maturity	Principal
Investments—.9%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts—.4%
Massachusetts Development Finance
Agency, Revenue (WGBH
Educational Foundation Issue)
(Insured; AMBAC and Liquidity
Facility; Royal Bank of Canada)	8.00	4/7/08	1,900,000 [g]	1,900,000
Pennsylvania—.5%
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue, Refunding (City
of Philadelphia Funding
Program) (Insured; AMBAC and
Liquidity Facility; JPMorgan
Chase Bank)	10.00	4/7/08	2,600,000 [g]	2,600,000
Total Short-Term Municipal Investments
(cost $4,500,000)				4,500,000

Total Investments (cost $839,150,092)			160.7%	842,954,377
Liabilities, Less Cash and Receivables			(6.4%)	(33,330,887)
Preferred Stock, at redemption value			(54.3%)	(285,000,000)
Net Assets Applicable to Common Shareholders			100.0%	524,623,490

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Purchased on a delayed delivery basis.
[c] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to $46,845,450 or 8.9% of net assets applicable to Common Shareholders.
[d] Collateral for floating rate borrowings.
[e] Variable rate security—interest rate subject to periodic change.
[f] Inverse floater security—the interest rate is subject to change periodically.
[g] Securities payable on demand.Variable interest rate—subject to periodic change.

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	38.5
AA		Aa		AA	7.7
A		A		A	12.0
BBB		Baa		BBB	21.8
BB		Ba		BB	3.6
B		B		B	4.5
CCC		Caa		CCC	1.3
F1		MIG1/P1		SP1/A1	.5
Not Rated [h]		Not Rated [h]		Not Rated [h]	10.1
					100.0

†	Based on total investments.
[h]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 25

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	839,150,092	842,954,377
Cash		677,739
Interest receivable		14,915,567
Receivable for investment securities sold		14,351,750
Prepaid expenses		64,755
		872,964,188

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		514,285
Payable for investment securities purchased		38,283,200
Payable for floating rate notes issued—Note 4		24,100,000
Interest and related expenses payable		219,363
Dividends payable to Preferred Shareholders		80,673
Administrative services fees		6,358
Commissions payable		2,500
Accrued expenses		134,319
		63,340,698

Auction Preferred Stock, Series M,T,W,Th and F,
par value $.001 per share (11,400 shares
issued and outstanding at $25,000 per share
liquidation preference)—Note 1		285,000,000

Net Assets applicable to Common Shareholders ($)		524,623,490

Composition of Net Assets ($):
Common Stock, par value $.001 per share (60,720,834
shares issued and outstanding)		60,721
Paid-in capital		572,562,344
Accumulated undistributed investment income—net		579,684
Accumulated net realized gain (loss) on investments		(52,383,544)
Accumulated net unrealized appreciation
(depreciation) on investments		3,804,285

Net Assets applicable to Common Shareholders ($)		524,623,490

Shares Outstanding
(500 million shares authorized)		60,720,834
Net Asset Value, per share of Common Stock ($)		8.64

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2008 (Unaudited)

Investment Income ($):
Interest Income	24,324,315
Expenses:
Management fee—Note 3(a)	3,107,756
Interest and related expenses	531,144
Commission fees—Note 1	363,594
Custodian fees—Note 3(b)	70,929
Shareholder servicing costs—Note 3(b)	53,643
Shareholders’ reports	39,817
Professional fees	39,057
Directors’ fees and expenses—Note 3(c)	32,757
Registration fees	31,274
Administration service fee	15,000
Interest expense—Note 2	1,743
Miscellaneous	42,129
Total Expenses	4,328,843
Less—reduction in management fee
due to undertaking—Note 3(a)	(414,367)
Less—reduction in fees due to
earnings credits—Note 1(b)	(7,673)
Net Expenses	3,906,803
Investment Income—Net	20,417,512

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(4,929,681)
Net unrealized appreciation (depreciation) on investments	(23,798,220)
Net Realized and Unrealized Gain (Loss) on Investments	(28,727,901)
Dividends on Preferred Stock	(5,362,739)
Net (Decrease) in Net Assets Resulting from Operations	(13,673,128)

See notes to financial statements.

The Fund

27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2008	Year Ended
	(Unaudited)	September 30, 2007

Operations ($):
Investment income—net	20,417,512	41,967,516
Net realized gain (loss) on investments	(4,929,681)	5,886,541
Net unrealized appreciation
(depreciation) on investments	(23,798,220)	(28,062,142)
Dividends on Preferred Stocks	(5,362,739)	(10,268,700)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(13,673,128)	9,523,215

Dividends to Common Shareholders from ($):
Investment income—net	(15,301,649)	(30,564,302)

Capital Stock Transactions ($):
Dividends reinvested	—	1,248,316
Total Increase (Decrease) in Net Assets	(28,974,777)	(19,792,771)

Net Assets ($):
Beginning of Period	553,598,267	573,391,038
End of Period	524,623,490	553,598,267
Undistributed investment income—net	579,684	826,560

Capital Share Transactions (Shares):
Increase in Shares Outstanding as a
Result of Dividends Reinvested	—	132,203

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements, and with respect to common stock, market price data for the fund’s common shares.

	Six Months Ended March 31, 2008
			Year Ended September 30,

	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	9.12	9.46	9.38	9.18	9.14	9.37
Investment Operations:
Investment income—net [a]	.34	.69	.66	.66	.63	.71
Net realized and unrealized
gain (loss) on investments	(.48)	(.36)	.09	.21	.12	(.15)
Dividends on Preferred Stock
from investment income—net	(.09)	(.17)	(.15)	(.10)	(.06)	(.07)
Total from Investment
Operations	(.23)	.16	.60	.77	.69	.49
Distributions to
Common Shareholders:
Dividends from
investment income—net	(.25)	(.50)	(.52)	(.57)	(.65)	(.72)
Net asset value, end of period	8.64	9.12	9.46	9.38	9.18	9.14
Market value, end of period	8.51	8.74	9.18	8.87	8.86	9.38

Total Return (%) [b]	.23[c]	.46	9.74	6.87	1.55	.33

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended March 31, 2008
March 31, 2008			Year Ended September 30,

	(Unaudited)	2007	2006	2005	2004	2003

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets
applicable to Common Stock [d]	1.59[e]	1.63	1.55	1.47	1.43	1.48
Ratio of net expenses
to average net assets
applicable to Common Stock [d]	1.44[e]	1.48	1.40	1.33	1.43	1.48
Ratio of net investment income
to average net assets applicable
to Common Stock [d]	7.51[e]	7.38	7.15	7.03	6.97	7.86
Ratio of total expenses
to total average net assets	1.04[e]	1.09	1.03	.98	.94	.97
Ratio of net expenses
to total average net assets	.94[e]	.99	.93	.89	.94	.97
Ratio of net investment income
to total average net assets	4.93[e]	4.92	4.75	4.67	4.59	5.15
Portfolio Turnover Rate	30.29[c]	34.75	31.44	27.96	27.31	54.79
Asset coverage of Preferred
Stock, end of period	284	294	301	299	295	293

Net Assets net of
Preferred Stock,
end of period ($ x 1,000)	524,623	553,598	573,391	568,264	556,235	549,676
Preferred Stock Outstanding,
end of period ($ x 1,000)	285,000	285,000	285,000	285,000	285,000	285,000

[a]	Based on average shares outstanding at each month end.
[b]	Calculated based on market value.
[c]	Not annualized.
[d]	Does not reflect the effect of dividends to Preferred Stockholders.
[e]	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Municipals, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company.The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”).As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon. The fund’s Common Stock trades on the New York Stock Exchange under the ticker symbol LEO.

The fund has outstanding 2,280 shares of Series M, Series T, Series W, Series TH and Series F for a total of 11,400 shares of Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). APS dividend rates are determined pursuant to periodic auctions. Deutsche Bank Trust Company America, as Auction Agent, receives a fee from the fund for its services in connection with such auctions. The fund also compensates broker-dealers generally at an annual rate of .25% of the purchase price of the shares of APS placed by the broker-dealer in an auction.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

The holders of the APS, voting as a separate class, have the right to elect at least two directors.The holders of the APS will vote as a separate class on certain other matters, as required by law. The fund has designated Robin A. Melvin and John E. Zuccotti as directors to be elected by the holders of APS.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in municipal debt securities are valued on the last business day of each week and month by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on the last business day of each week and month.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders of Common Stock (“Common Shareholders(s)”): Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

For Common Shareholders who elect to receive their distributions in additional shares of the fund, in lieu of cash, such distributions will be reinvested at the lower of the market price or net asset value per share (but not less than 95% of the market price) based on the record date’s respective prices. If the net asset value per share on the record date is lower than the market price per share, shares will be issued by the fund at the record date’s net asset value on the payable date of the distribution. If the net asset value per share is less than 95% of the market value, shares will be issued by the fund at 95% of the market value. If the mar-

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ket price is lower than the net asset value per share on the record date, The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, will purchase fund shares in the open market commencing on the payable date and reinvest those shares accordingly.As a result of purchasing fund shares in the open market, fund shares outstanding will not be affected by this form of reinvestment.

On March 28, 2008, the Board of Directors declared a cash dividend of $.042 per share from investment income-net, payable on April 30, 2008 to Common Shareholders of record as of the close of business on April 11, 2008.

(d) Dividends to shareholders of APS: Dividends, which are cumulative, are generally reset every 7 days for each Series of APS pursuant to a process specified in related fund charter documents. Dividends rates as of March 31, 2008 for each Series of APS were as follows: Series M-3.30%, Series T-3.23%, Series W-3.23%, Series TH-3.23% and Series F-3.23% .These rates reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids are not received.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended March 31, 2008.

Each of the tax years in the three-year period ended September 30, 2007 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $46,840,783 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 2007. If not applied, $19,582,677 of the carryover expires in fiscal 2011 and $27,258,106 expires in fiscal 2012.

The tax characters of distributions paid to shareholders during the fiscal year ended September 30, 2007 were as follows: tax exempt income $40,833,002. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the line of credit during the period ended March 31, 2008 was approximately $30,800 with a related weighted average annualized interest rate of 4.67% .

NOTE 3—Management Fee and Other Transactions With
Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average weekly net assets, inclusive of the outstanding auction preferred stock, and is payable monthly. The Agreement provides for an expense reimbursement from the Manager should the fund’s aggregate expenses, exclusive of taxes, interest on borrowings, brokerage and extraordinary expenses, in any full fiscal year exceed the lesser of (1) the expense limitation of any state having jurisdiction over the fund or (2) 2% of the first $10 million, 1 1 / 2 % of

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the next $20 million and 1% of the excess over $30 million of the average value of the fund’s net assets.The Manager has undertaken for the period from October 1, 2007 through October 31, 2008, to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the fund’s average weekly net assets (including net assets representing auction preferred stock outstanding).The reduction in management fee, pursuant to the undertaking, amounted to $414,367 during the period ended March 31, 2008.

(b) The fund compensates Mellon Trust of New England, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services to the fund. During the period ended March 31, 2008, the fund was charged $70,929 pursuant to the custody agreement.

The fund compensates The Bank of New York under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2008, the fund was charged $53,643 pursuant to the transfer agency agreement.

During the period ended March 31, 2008, the fund was charged $2,709 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $515,406, custodian fees $41,963, transfer agency fees $22,928 and chief compliance officer fees $2,709, which are offset against an expense reimbursement currently in effect in the amount of $68,721.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2008, amounted to $297,524,487 and $253,389,233, respectively.

The fund may participate in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remar-keting agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

At March 31, 2008, accumulated net unrealized appreciation on investments was $3,804,285, consisting of $28,493,387 gross unrealized appreciation and $24,689,102 gross unrealized depreciation.

At March 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a Meeting of the fund’s Board of Directors held on October 29, 2007 and October 30, 2007, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory services, and the fund’s separate Administration Agreement, pursuant to which the Manager provides the fund with administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to the fund’s Management Agreement.The Manager’s representatives noted the fund’s closed-end structure, the relationships the Manager has with various intermediaries, the different needs of each intermediary, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to fund shareholders. The Board noted the fund’s asset size and considered that a closed-end fund is not subject to the inflows and outflows of assets as an open-end fund would be that would increase or decrease its asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable “leveraged” funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in the fund’s reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance on an net asset value and market price basis, as well as comparisons of total return performance for various periods ended September 30, 2007 and yield performance for one-year periods ended September 30th for the fund to the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also were selected by Lipper. The Manager previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe.The Manager also provided a comparison of the fund’s total returns at net asset value to the fund’s Lipper category average returns for the past 10 calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of September 30, 2007. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee (based on net assets solely attributable to common stock after leverage) was higher than the Expense Group median and that the fund’s actual management fee was higher than the Expense Group and Expense Universe medians.The Board also noted that the fund’s total expense ratio (based on net assets solely attributable to common stock after leverage) was higher than the Expense Group and Expense Universe medians. The Board noted the undertaking in effect by the Manager over the past year to waive receipt of .10% of the fund’s management fee and the Manager’s commitment to continue such waiver through October 31, 2008.

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

With respect to the fund’s performance on a net asset value basis, the Board noted that the fund’s total return performance was higher than the Performance Group and Performance Universe medians for each reported time period up to 5 years (and at the Performance Group median for the 10-year period), including achieving the top ranking in the Performance Group for the 5-year period. On a yield performance basis, the Board noted that the fund’s 1-year yields for the past 10 annual periods were at, or higher than, the respective Performance Group and Performance Universe medians for 8 of the 10 reported time periods.

With respect to the fund’s performance on a market price basis,the Board noted that the fund achieved a range total return results that were variously at, higher, or lower than the Performance Group and Performance Universe medians for each reported time period up to 10 years. On a yield performance basis, the Board noted that the fund’s 1-year yields for the past 10 annual periods were higher than the Performance Group and Performance Universe medians for 7 and 8 of the 10 reported annual periods, respectively.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by investment companies managed by the Manager or its affiliates that were reported in the same Lipper category as the fund (the “Similar Funds”). It was noted that each Similar Fund also was a closed-end fund, for which similar services to be provided by the Manager are required.The Board members analyzed differences in fees paid to the Manager and discussed the relationship of the management fees in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.The Manager’s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager for the fund and the method used to determine such expenses and profit. The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Investment Advisory and Administration Agreements bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

managing the fund was reasonable given the generally superior service levels provided.The Board also noted the Manager’s waiver of receipt of a portion of the management fee over the past year and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above,the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, including the Manager’s undertaking to waive receipt of 0.10% of the fund’s investment advisory fee through October 31, 2008, costs of the ser- vices provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 43

NOTES

44

OFFICERS AND DIRECTORS Dreyfus Strategic Municipals, Inc.

200 Park Avenue New York, NY 10166

The Net Asset Value appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading
“Municipal Bond Funds” every Monday;Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond
Funds” every Monday; NewYork Times, Business section under the heading “Closed-End Bond Funds—National Municipal
Bond Funds” every Sunday.
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940,as amended,that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

The Fund 45

For More Information

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
None
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.

Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 22, 2008

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)